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                 [LETTERHEAD OF CLIFFORD CHANCE US LLP]



                                                                August 31, 2006

Securities and Exchange Commission
101 F Street, NE
Washington, D.C.  20549


Re:  Morgan Stanley Prime Income Trust
     Securities Act File No. 333-67701
     Post-Effective Amendment No. 8
     Investment Company Act File No. 811-5898
     Amendment No. 21

Dear Sir or Madam:

  On behalf of Morgan Stanley Prime Income Trust (the "Fund"), attached herewith for filing is Post-Effective Amendment No. 8 to the Fund's Registration Statement pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the "1933 Act"), and pursuant to the Investment Company Act of 1940, as amended.

  This filing is made pursuant to Rule 486(a) under the 1933 Act for the purpose of adding disclosure with respect to the Fund's conversion to an interval Fund and its commitment to make monthly repurchases of its shares of common stock. We understand that we may expect comments on this filing in approximately 30-45 days. Although this Amendment also includes updated information regarding the Fund, we anticipate filing a subsequent 486(b) filing, to include all consents and opinions, as well as any other required information, in anticipation of going automatically effective on the 60th day after the date hereof. No fees are required in connection with this filing.

  If you have any questions or comments with respect to the foregoing, please do not hesitate to contact me at 212-878-4931, Matthew Tasto of Clifford Chance US LLP at 212-878-3337 or Lou Anne McInnis of Morgan Stanley Investment Management Inc. at 212-762-5262.

Kind Regards,

/s/ Stuart M. Strauss

Stuart M. Strauss